GROUP STRUCTURE (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Group Structure
At the beginning of the year	$ 902	$ 770	$ 547
Compensation		(8)
Dividends	1	1	17
Increases	(58)	(6)
Decrease due to acquisition of control		(20)
Decrease due to sale of equity interests	3		17
Share of profit	(2)	116	98
Impairment		(11)	2
Exchange differences	(174)	60	89
At the end of the year	$ 672	$ 902	$ 770